Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Loss by tax jurisdictions

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net loss (income) from PRC operations	995,145	(145,611)	(56,957)
Net loss from non-PRC operations	561,198	3,597,207	3,697,294

Total net loss before tax	1,556,343	3,451,596	3,640,337

Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	9,663	31,844	27,018
Deferred tax benefits	(24,339)	(12,508)	(12,827)

Income tax (benefit) expense	(14,676)	19,336	14,191

Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2019		2020		2021
	RMB		RMB		RMB
PRC statutory tax rate	25.00%		25.00%		25.00%
Effect of different tax rates of subsidiaries operating in other jurisdictions	2.31%		0.89%		0.96%
Preferential tax rates and local tax exemptions	(0.45%	)	(0.22%	)	(0.44%	)
Expenses/losses not deductible for tax purposes	(9.63%	)	(0.71%	)	(0.91%	)
Research and development expenses super deduction	3.30%		2.00%		2.65%
Compensation cost in relation to ordinary shares and options	(11.37%	)	(26.95%	)	(26.36%	)
True up	(0.00%	)	(0.00%	)	(0.04%	)
Effect of change of valuation allowance	(8.22%	)	(0.57%	)	(1.25%	)

Effective tax rate	0.94%		(0.56%	)	(0.39%	)

Schedule Deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets

—Advertising and business promotion expenditure	11,676	5,997
—Impairment loss	182,876	177,368
—Allowance for doubtful accounts	24,026	15,431
—Loan loss provision	23,207	23,985
—Accrued expense	2,309	5,792
—Net operating loss carry forwards	521,022	598,975
—Others	1,204	4,268
Less: valuation allowance	(747,354)	(811,324)

Net deferred tax assets	18,966	20,492

Deferred tax liabilities
—Identifiable intangible assets from business combination	118,783	135,764

Total deferred tax liabilities	118,783	135,764

Schedule Movement of valuation allowance

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	599,633	727,508	747,354
Addition	127,875	19,846	63,970

Total	727,508	747,354	811,324